Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments Related to Non-cancellable Operating Lease Commitments
The following table summarizes the Company’s operating lease information including future minimum lease payments under a non-cancellable
lease as of September 30, 2020 (amounts in thousands).

For the Nine Months Ended September 30, 2020
Operating lease cost	$57
Operating lease – operating cash flows	$189
Weighted average remaining lease term	1.75 years
Weighted average discount rate	7.2%

Future minimum lease payments under non-cancellable lease as of September 30, 2020 were as follows:
For the Period Ending December 31,
2020 (remaining three months)	$63
2021	63
2022	32

Total future minimum lease payments	158
Less imputed interest	(4)

Total liability	$154

Reported as of September 30, 2020
Current operating lease liabilit y	107
Non-current operating lease liabilit y	47

Total	$154

The following table summarizes the Company’s operating lease information including future minimum lease payments under a non-cancellable lease as of December 31, 2019 (amounts in thousands):

For the Year Ending December 31, 2019
Operating lease cost	$224
Operating lease – operating cash flows	$246
Weighted average remaining lease term	3.05 years
Weighted average discount rate	15.1%

Future minimum lease payments under non-cancellable lease as of December 31, 2019 were as follows:
For the Period Ending December 31,
2020	$253
2021	260
2022	267
2023	10

Total future minimum lease payments	790
Less imputed interest	(153)

Total liability	$637

Reported as of December 31, 2019
Current operating lease liability	172
Non-current operating lease liability	465

Total	$637